Leases (Details) - Schedule of future minimum lease payments under operating leases - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of future minimum lease payments under operating leases [Abstract]
Remainder of 2022	$ 1,737	$ 3,335
2023	2,715	2,400
2024	1,842	1,548
2025	1,396	1,109
2026	1,166
Thereafter	844	$ 1,581
Total undiscounted future lease payments	9,700
Less imputed interest	833
Total lease liability balance	$ 8,867